Accounts Receivable	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Accounts Receivable

5.    ACCOUNTS RECEIVABLE

	As of December 31,
	2014	2015	2015
	RMB	RMB	US$
	(In thousands)
Accounts receivable	3,758,324	4,116,819	635,526
Allowance for doubtful accounts	(93,877)	(189,563)	(29,263)

	3,664,447	3,927,256	606,263

The movements in the allowance for doubtful accounts were as follows:

	2013	2014	2015	2015
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	5,768	43,814	93,877	14,492
Amounts charged to expenses	38,046	50,063	115,261	17,793
Amounts written off	—	—	(19,575)	(3,022)

Balance as of December 31	43,814	93,877	189,563	29,263